Common Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Disclosure Text Block
Common Shareholders' Equity

NOTE 15 COMMON SHAREHOLDERS' EQUITY

Share Consolidation Amendment

On January 13, 2012, TDS shareholders approved certain amendments to the Restated Certificate of Incorporation of TDS (“Charter Amendments”).

These approved Charter Amendments include (a) a Share Consolidation Amendment to reclassify (i) each Special Common Share as one Common Share, (ii) each Common Share as 1.087 Common Shares, and (iii) each Series A Common Share as 1.087 Series A Common Shares, (b) a Vote Amendment to fix the percentage voting power in certain matters and (c) amendments to eliminate obsolete and inoperative provisions as more fully described in TDS' Current Report on Form 8-K dated January 24, 2012.

These approved Charter Amendments were effected on January 24, 2012 at which time each outstanding Special Common Share was reclassified as one Common Share and the Special Common Shares ceased to be outstanding and consequently ceased trading on the New York Stock Exchange under the symbol “TDS.S.”

As of December 31, 2011, the holders of Common Shares and Special Common Shares were entitled to one vote per share. The holders of Common Shares had full voting rights; the holders of Special Common Shares had limited voting rights. Other than the election of directors, the Special Common Shares had no votes except as otherwise required by law. The holders of Series A Common Shares were entitled to ten votes per share. Pursuant to the Vote Amendment, the voting power of the Series A Common Shares and the Common Shares, are fixed at 56.7% and 43.3%, respectively, of the total voting power in matters other than the election of directors where voting power is subject to adjustment due to changes in the number of outstanding Series A Common Shares. The Series A Common Shares continue to have ten votes per share in such matters and the vote per share of the Common Shares floats and is determined each time there is a vote on matters other than the election of directors.

As of January 24, 2012, immediately prior to the reclassification, there were outstanding 6,549,000 Series A Common Shares, 49,980,000 Common Shares, 47,012,000 Special Common Shares and 8,300 Preferred Shares. As of January 24, 2012 immediately following the reclassification, there were outstanding 7,119,000 Series A Common Shares, 101,340,000 Common Shares and 8,300 Preferred Shares.

As a result of the share reclassification, shares outstanding at December 31, 2011, as well as average basic and diluted shares outstanding used to calculate earnings per share, as of the beginning of 2011 and all prior periods presented in this Form 10-K have been retroactively restated to reflect the impact of the increased shares outstanding.

Common Stock

As of December 31, 2013, Series A Common Shares were convertible, on a share for share basis, into Common Shares and 7,166,195 Common Shares were reserved for possible issuance upon conversion of Series A Common Shares.

The following table summarizes the number of Common, Special Common and Series A Common Shares issued and repurchased.

	Common Shares	Special Common Shares	Common Treasury Shares	Special Common Treasury Shares	Series A Common Shares
(Shares in thousands)
Balance December 31, 2010	57,093	63,442	7,198	15,911	6,510
Repurchase of shares	-	-	-	748	-
Dividend reinvestment, incentive and compensation plans	-	-	(86)	(226)	39
Reclassification as a result of Share Consolidation Amendment (1)	68,409	(63,442)	17,053	(16,433)	570
Balance December 31, 2011	125,502	-	24,165	-	7,119
Repurchase of shares	-	-	868	-	-
Conversion of Series A Common Shares	10	-	-	-	(10)
Dividend reinvestment, incentive and compensation plans	-	-	(392)	-	51
Balance December 31, 2012	125,512	-	24,641	-	7,160
Repurchase of shares	-	-	339	-	-
Conversion of Series A Common Shares	33	-	-	-	(33)
Dividend reinvestment, incentive and compensation plans	-	-	(1,026)	-	39
Balance December 31, 2013	125,545	-	23,954	-	7,166

(1)	Reflects the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012.

Tax-Deferred Savings Plan

TDS has reserved 90,341 Common Shares at December 31, 2013, for issuance under the TDS Tax-Deferred Savings Plan, a qualified profit-sharing plan pursuant to Sections 401(a) and 401(k) of the Internal Revenue Code. Participating employees have the option of investing their contributions and TDS' contributions in a TDS Common Share fund, a U.S. Cellular Common Share fund or certain unaffiliated funds.

Common Share Repurchases

TDS and U.S. Cellular Share Repurchases

On August 2, 2013, the Board of Directors of TDS authorized a $250 million stock repurchase program for the purchase of TDS Common Shares from time to time pursuant to open market purchases, block transactions, private purchases or otherwise, depending on market conditions. This authorization does not have an expiration date. In 2012, TDS had a prior share repurchase authorization for $250 million that expired on November 19, 2012.

On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions. This authorization does not have an expiration date.

Share repurchases made under these authorizations and prior authorizations, were as follows:

Year Ended December 31,	Number of	Average Cost
(Dollar amounts and shares in thousands)	Shares	Per Share	Amount
2013
U.S. Cellular Common Shares	499	$37.19	$18,544

TDS Common Shares	339	28.60	9,692

2012
U.S. Cellular Common Shares	571	$35.11	$20,045

TDS Common Shares	868	23.08	20,026

2011
U.S. Cellular Common Shares	1,276	$48.82	$62,294

TDS Common Shares	-	-	-
TDS Special Common Shares	748	28.73	21,500